CURRENT AND DEFERRED TAXES (Details 3) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Available for sale investments		$ 368
Debt instruments at FVOCI	1,166
Cash flow hedges	65	908
Total deferred tax assets recognised through other comprehensive income	1,231	1,276
Deferred tax liabilities
Available for sale investments		(841)
Debt instruments at FVOCI	(2,976)
Cash flow hedges	(2,711)
Total deferred tax liabilities recognised through other comprehensive income	(5,687)	(841)
Net deferred tax balances in equity	(4,456)	(435)
Deferred taxes in equity attributable to shareholders of the Bank	(4,102)	791
Deferred tax in equity attributable to non-controlling interests	$ (354)	$ (356)